Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted (loss) per share:
(Loss) from continuing operations (in Dollars)	$ (11,824)	$ (9,384)	$ (4,242)
Interest of 6% to Cumulative Preferred Stock (in Dollars)		(198)	(659)
Total (in Dollars)	$ (11,824)	$ (9,582)	$ (4,901)
Number of common shares at the beginning of the year	10,334,126	3,509,405	3,509,344
Weighted average number of shares issued for cash	2,603,763	518,295
Weighted average number of shares issued in connection with the merger		322,617
Weighted average number of stock options exercised	21,749	80,073	2
Weighted average number of warrants exercised	209,570	15,609
Weighted average number of shares issued in connection with conversion of Preferred Shares		4,203,487
Number of shares used in per share computation	13,169,208	8,649,486	3,509,346
Basic and diluted net (loss) per share (in Dollars per share)	$ (0.90)	$ (1.11)	$ (1.40)